Deferred Income Tax - Schedule of Movement on Net Deferred Income Tax Account (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ (15)
Tax charge in other comprehensive income	(37)	£ 53	£ (19)
Ending balance	(69)	(15)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(15)	(284)
Exchange differences	(6)	(22)
Income statement (charge) benefit	110	261
Disposal through business disposal	(3)	(10)
Tax benefit in other comprehensive income		40
Tax charge in other comprehensive income	(89)
Transfer to assets/(liabilities) classified as held for sale	(66)
Ending balance	(69)	(15)	(284)
Trading losses [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	22	19
Exchange differences	(2)	3
Income statement (charge) benefit	(11)
Ending balance	9	22	19
Returns provisions [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	35	43
Exchange differences	(3)	7
Income statement (charge) benefit	6	(15)
Transfer to assets/(liabilities) classified as held for sale	(4)
Ending balance	34	35	43
Retirement benefit obligations [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	37	(9)
Exchange differences	(4)	10
Income statement (charge) benefit	7	(4)
Tax benefit in other comprehensive income		40
Tax charge in other comprehensive income	(84)
Ending balance	(44)	37	(9)
Deferred revenue [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	117	55
Exchange differences	(8)	15
Income statement (charge) benefit	(9)	50
Disposal through business disposal		(3)
Transfer to assets/(liabilities) classified as held for sale	(73)
Ending balance	27	117	55
Other [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	69	(44)
Exchange differences	(8)	27
Income statement (charge) benefit	(1)	86
Disposal through business disposal	(3)
Tax charge in other comprehensive income	(5)
Transfer to assets/(liabilities) classified as held for sale	8
Ending balance	60	69	(44)
Goodwill and intangible [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(295)	(348)
Exchange differences	19	(84)
Income statement (charge) benefit	118	144
Disposal through business disposal		(7)
Transfer to assets/(liabilities) classified as held for sale	3
Ending balance	£ (155)	£ (295)	£ (348)